Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Title	THE DOW CHEMICAL COMPANY EMPLOYEES' SAVINGS PLAN
Entity Registrant Name	Dow Inc.
Entity Central Index Key	0001751788
Amendment Flag	false